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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21189

Registrant Name: PIMCO NEW YORK MUNICIPAL INCOME FUND III INC.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2005

Date of Reporting Period: June 30, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                                          Credit Rating
  (000)                                                                           (Moody's/S&P)     Value*
------------------------------------------------------------------------------------------------------------

NEW YORK MUNICIPAL BONDS & NOTES--76.2%
   $1,000   City of Yonkers, GO, 5.00%, 8/1/30, Ser. B (MBIA)                         Aaa/AAA     $1,068,500
    2,800   East Rochester Housing Auth. Revs., St. Mary's Residence Project,
               5.375%, 12/20/22 (GNMA)                                                NR/AAA       3,072,188
    1,000   Long Island Power Auth., Electric System Rev.,
               5.00%, 9/1/27, Ser. C                                                   A3/A-       1,053,990
    5,000   Metropolitan Transportation Auth. Rev.,
               5.00%, 11/15/31, Ser. F (MBIA)                                         Aaa/AAA      5,289,600
    1,000   Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev.,
               6.375%, 6/1/35                                                         Ba1/BBB      1,069,080
    2,000   Nassau Cnty. Tobacco Settlement Corp., Rev.,
               6.60%, 7/15/39                                                        Ba1/BBB-      2,137,760
    7,195   New York City, GO, 5.00%, 3/1/33, Ser. I                                   A1/A+       7,529,639
    5,000   New York City Muni. Water Finance Auth., Water & Sewer System Rev.,
               5.00%, 6/15/32, Ser. A                                                 Aa2/AA+      5,210,950
    1,750   New York City Transitional Finance Auth., GO,
               5.375%, 3/1/27                                                          A1/A+       1,904,787
    1,000   Niagara Falls Public Water Auth., Water & Sewer System Rev.,
               5.00%, 7/15/34, Ser. A (MBIA)                                          Aaa/AAA      1,061,010
    1,855   Sachem Central School Dist., GO,
               5.00%, 6/15/30 (MBIA)                                                  Aaa/AAA      1,972,310
    2,995   State Cnty. Tobacco Settlement Trust Rev.,
               5.625%, 6/1/35                                                         Ba1/BBB      3,115,399
    2,500   State Dormitory Auth. Rev., 5.00%, 7/1/34, Ser. 1                         Aa2/AA       2,600,075
    1,400   State Dormitory Auth. Rev., Catholic Health of Long Island,
               5.10%, 7/1/34                                                         Baa1/BBB      1,449,994
    2,000   State Dormitory Auth. Rev., Columbia Univ.,
               5.00%, 7/1/24, Ser. A                                                  Aaa/AAA      2,149,720
    2,250   State Dormitory Auth. Rev., Jewish Board Family & Children,
               5.00%, 7/1/33 (AMBAC)                                                  Aaa/AAA      2,382,008
    2,000   State Dormitory Auth. Rev., Kaleida Health Hospital,
               5.05%, 2/15/25 (FHA)                                                   NR/AAA       2,139,560
    4,500   State Dormitory Auth. Rev., Lenox Hill Hospital,
               5.50%, 7/1/30                                                          Baa2/NR      4,690,485
            State Dormitory Auth. Rev., Long Island Univ.,
    2,040      5.00%, 9/1/23, Ser. A (Radian)                                         Baa3/AA      2,155,301
    4,000      5.00%, 9/1/32, Ser. A (Radian)                                         Baa3/AA      4,178,120
    3,000   State Dormitory Auth. Rev., Lutheran Medical Hospital,
               5.00%, 8/1/31 (MBIA)                                                   Aaa/AAA      3,158,130
            State Dormitory Auth. Rev., Mount St. Mary College,
    2,000      5.00%, 7/1/27 (Radian)                                                  NR/AA       2,113,160
    2,000      5.00%, 7/1/32 (Radian)                                                  NR/AA       2,097,900
    1,000   State Dormitory Auth. Rev., New York Univ.,
               5.00%, 7/1/31, Ser. 2 (AMBAC)                                          Aaa/AAA      1,048,420
    6,150   State Dormitory Auth. Rev., North General Hospital,
               5.00%, 2/15/25                                                         NR/AA-       6,426,566
    1,000   State Dormitory Auth. Rev., North Shore L.I. Jewish Group,
               5.50%, 5/1/33                                                           A3/NR       1,073,410
    1,000   State Dormitory Auth. Rev., NY & Presbyterian Hospital,
               4.75%, 8/1/27 (AMBAC)                                                  Aaa/AAA      1,021,980
    3,740   State Dormitory Auth. Rev., Saint Barnabas Hospital,
               5.00%, 2/1/31, Ser. A (AMBAC)                                          Aaa/AAA      3,925,915


PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



----------------------------------------------------------------------------------------------------------
Principal
  Amount                                                                       Credit Rating
  (000)                                                                        (Moody's/S&P)      Value*
----------------------------------------------------------------------------------------------------------

   $1,000   State Dormitory Auth. Rev., School Dist. Financing,
               5.00%, 10/1/30, Ser. D (MBIA)                                      Aaa/AAA      $ 1,057,720
    1,250   State Dormitory Auth. Rev., Skidmore College,
               5.00%, 7/1/28 (FGIC)                                               Aaa/NR         1,338,700
    3,600   State Dormitory Auth. Rev., State Personal Income Tax,
               5.00%, 3/15/32 (Pre-refunded @ $100, 3/15/13) (a)                   A1/AA         4,007,412
    1,250   State Dormitory Auth. Rev., Student Housing Corp.,
               5.125%, 7/1/34 (FGIC)                                              Aaa/AAA        1,348,413
    1,500   State Dormitory Auth. Rev., Teachers College,
               5.00%, 7/1/32 (MBIA)                                               Aaa/NR         1,582,215
    2,500   State Dormitory Auth. Rev., Winthrop-Nassau Univ.,
               5.75%, 7/1/28                                                      Baa1/NR        2,688,600
      620   State Dormitory Auth. Rev., Winthrop Univ. Hospital Association,
               5.50%, 7/1/32, Ser. A                                              Baa1/NR          656,512
    2,000   State Dormitory Auth. Rev., Yeshiva Univ.,
               5.125%, 7/1/34 (AMBAC)                                             Aaa/NR         2,157,460
    1,900   State Urban Dev. Corp. Rev.,
               5.00%, 3/15/33, Ser. C-1 (Pre-refunded @ $100, 3/15/13) (a)         A1/AA         2,115,023
    2,000   Warren & Washington Cnty. Industrial Dev. Agcy. Civic Fac. Rev.,
               5.00%, 12/1/35, Ser. A (FSA)                                       Aaa/AAA        2,116,580
    1,250   Westchester Cnty. Industrial Dev. Agcy.
               Continuing Care Rev., 6.50%, 1/1/34, Ser. A                         NR/NR         1,311,788
                                                                                               -----------
            Total New York Municipal Bonds & Notes (cost--$91,472,867)                          97,476,380
                                                                                               -----------

OTHER MUNICIPAL BONDS & NOTES--11.9%
            CALIFORNIA--4.9%
    5,560   Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
               6.75%, 6/1/39, Ser. 2003-A-1                                       Baa3/BBB       6,265,786
                                                                                               -----------

            DISTRICT OF COLUMBIA--0.2%
      175   Tobacco Settlement Financing Corp., 6.50%,
               5/15/33                                                            Baa3/BBB         203,959
                                                                                               -----------

            PUERTO RICO--6.0%
            Children's Trust Fund Tobacco Settlement Rev.,
    1,700      5.50%, 5/15/39                                                     Baa3/BBB       1,753,703
      580      5.625%, 5/15/43                                                    Baa3/BBB         597,394
    1,000   Electric Power Auth. Power Rev.,
               5.125%, 7/1/29, Ser. NN                                              A3/A-        1,063,600
    4,000   Public Building Auth. Rev., Government Facs.,
               5.00%, 7/1/36, Ser. I                                              Baa2/BBB       4,209,920
                                                                                               -----------
                                                                                                 7,624,617
                                                                                               -----------

            RHODE ISLAND--0.4%
      500   Tobacco Settlement Financing Corp. Rev.,
               6.125%, 6/1/32, Ser. A                                             Baa3/BBB         527,990
                                                                                               -----------

            SOUTH CAROLINA--0.3%
      370   Tobacco Settlement Rev. Management Auth., Tobacco Settlement Rev. ,
               6.375%, 5/15/30, Ser. B                                            Baa3/BBB         428,412
                                                                                               -----------


PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



--------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                                          Credit Rating
  (000)                                                                           (Moody's/S&P)      Value*
--------------------------------------------------------------------------------------------------------------

            WASHINGTON--0.1%
   $  135   Tobacco Settlement Auth., Tobacco Settlement Rev.,
               6.625%, 6/1/32                                                         Baa3/BBB    $    147,512
                                                                                                  ------------

            Total Other Municipal Bonds & Notes (cost--$12,646,918)                                 15,198,276
                                                                                                  ------------

NEW YORK VARIABLE RATE NOTES (b)(c)(g)--9.6%
    1,555   Metropolitan Transportation Auth. Rev.,
               12.47%, 11/15/32, Ser. 862 (FGIC)                                       Aaa/NR        1,952,022
    1,000   New York City Trust for Cultural Resources Rev.,
               14.965%, 2/1/34, Ser. 950 (FGIC)                                        Aaa/NR        1,322,250
    1,205   State Dormitory Auth. Rev., 16.893%, 7/1/32                                 NR/NR        1,610,434
            State Environmental Facs. Corp., State Clean Water & Drinking Rev.,
    1,005      14.065%, 7/15/23                                                        NR/AAA        1,204,000
    1,775      14.065%, 7/15/27                                                        NR/AAA        2,103,801
    1,845   State Housing Finance Agcy. State Personal Income Tax Rev.,
               12.463%, 3/15/33, Ser. 859                                               NR/AA        2,922,203
    1,000   Triborough Bridge & Tunnel Auth. Rev.,
               12.47%, 11/15/32, Ser. 912 (MBIA)                                        NR/NR        1,229,080
                                                                                                  ------------

            Total New York Variable Rate Notes (cost--$9,201,000)                                   12,343,790
                                                                                                  ------------

CALIFORNIA VARIABLE RATE NOTES (b)(c)(g)--1.1%
      960   State Economic Recovery, GO,
               16.255%, 1/1/10, Ser. 935 (cost--$1,278,589)                            Aa3/NR        1,395,408
                                                                                                  ------------

NEW YORK VARIABLE RATE DEMAND NOTES (b)(d)--0.2%
      200   New York City Transitional Finance Auth., GO,
               2.21%, 7/1/05                                                          VMIG1/A-1        200,000
      100   New York City Transitional Finance Auth. Rev.,
               2.25%, 7/1/05                                                         VMIG1/A-1+        100,000
                                                                                                  ------------

            Total New York Variable Rate Demand Notes (cost--$300,000)                                 300,000
                                                                                                  ------------

U.S. TREASURY BILLS (e)--1.4%
    1,760   2.925%-3.05%, 9/1/05-9/15/05 (cost--$1,749,145)                            Aaa/AAA       1,749,134
                                                                                                  ------------

PUT OPTIONS PURCHASED (f)--0.0%

Contracts
---------
            PUT OPTIONS
       51   Eurodollar Futures, Chicago Mercantile Exchange,
               strike price $94.25, expires 9/19/05 (cost--$510)                                           319
                                                                                                  ------------
            TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
               (cost--$116,649,029)--100.4%                                                        128,463,307
                                                                                                  ------------


PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



----------------------------------------------------------------------------------------------

Contracts                                                                            Value*
----------------------------------------------------------------------------------------------

OPTIONS WRITTEN (f)--(0.4%)
            CALL OPTIONS--0.4%
            U.S. Treasury Note Futures, Chicago Board of Trade,
    64         strike price $112, expires 8/26/05                                 $   (119,000)
   360         strike price $113, expires 8/26/05                                     (421,875)
                                                                                  ------------
                                                                                      (540,875)
                                                                                  ------------
            PUT OPTIONS--0.0%
   261      U.S. Treasury Bond Futures, Chicago Board of Trade,
               strike price $113, expires 8/26/05                                      (40,781)
                                                                                  ------------
            Total Options Written (premiums received--$545,430)                       (581,656)
                                                                                  ------------

            TOTAL INVESTMENTS NET OF OPTIONS WRITTEN
            (cost--$116,103,599)--100.0%                                          $127,881,651
                                                                                  ------------


OTHER INVESTMENTS:
Futures contracts outstanding at June 30, 2005:

                                    Notional
                                     Amount    Expiration     Unrealized
                Type                  (000)       Date       Depreciation
--------------------------------------------------------------------------
Short: U.S. Treasury 30 Year Bond    $5,500      9/21/05       $40,391
--------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

     * Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The
     Fund's investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. Securities issued on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The Fund's net asset values are determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the
     New York Stock Exchange.

(a)  Pre-refunded Bonds- Collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)  Variable Rate Notes -- instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at
     June 30, 2005.

(c)  Residual Interest/Tax Exempt Municipal Bonds - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)  Maturity date shown is date of next put.

(e)  All or partial amount segregated as collateral for futures contracts, when-issued or delay-delivery securities.

(f)  Non-income producing.

(g)  144A Security - Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

GLOSSARY:

AMBAC -- insured by American Municipal Bond Assurance Corp.
FGIC -- insured by Financial Guaranty Insurance Co.
FHA -- Federal Housing Administration
FSA -- insured by Financial Security Assurance, Inc.
GNMA -- Government National Mortgage Association
GO -- General Obligation Bond
MBIA -- insured by Municipal Bond Investors Assurance
Radian -- insured by Radian Guaranty Inc.

ITEM 2. CONTROLS AND PROCEDURES

          (a) The registrant's President and Chief Executive Officer and
Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment
Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

          (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

          (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income III Fund

By /s/ Brian S. Shlissel
   --------------------------------
President & Chief Executive Officer

Date: August 25, 2005

By /s/ Lawrence G. Altadonna
   ------------------------------------------------
Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
   --------------------------------
President & Chief Executive Officer

Date: August 25, 2005

By /s/ Lawrence G. Altadonna
   ------------------------------------------------
Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2005